Document and Entity Information	Feb. 13, 2026
Cover [Abstract]
Entity Registrant Name	OLYMPIC STEEL INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000917470
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 13, 2026
Entity Incorporation State Country Code	OH
Entity File Number	000-23320
Entity Tax Identification Number	34-1245650
Entity Address, Address Line One	22901 Mill Creek Blvd.
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Highland Hills
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	292-3800
Security 12b Title	Common stock, without par value
Trading Symbol	ZEUS
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false